Rights of Use	12 Months Ended
Dec. 31, 2019
Rights of Use [Abstract]
Rights of Use
Rights of use

The movement of rights of use in 2019 is as follows:

2019
Millions of euros	Balance at 12/31/18	First application IFRS 16 (Note 2)	Additions (1)	Amorti-zation	Disposals	Exclusion of companies	Transfers and others	Translation differences and hyperinflation	Balance at 12/31/19
Rights of use on land and natural properties	—	1,622	334	(385)	(61)	(6)	(3)	13	1,514
Rights of use on buildings	—	4,361	697	(904)	(136)	(109)	(123)	7	3,793
Rights of use on plant and machinery	—	1,676	206	(373)	(70)	(6)	(7)	8	1,434
Other rights of use	—	211	47	(59)	(2)	—	(1)	2	198
Total of rights of use	—	7,870	1,284	(1,721)	(269)	(121)	(134)	30	6,939
1) Total additions of rights of use in 2019 amounted to 1,292 million euros, including the additions corresponding to companies held for sale and sold companies during the annual reporting period. Additions of rights of use are detailed in Note 4.

"Transfers and others" includes the transfer to "Non-current assets classified as held for sale" of the rights of use of Telefónica de Costa Rica amounting to 127 million euros (see Note 30).
“Exclusion of companies” in 2019 correspond to the sale of Telefonía Celular de Nicaragua and Telefónica Móviles Panamá amounting to 74 and 47 million euros, respectively.

The result of the translation to euros of rights of use by the companies of the Group in Argentina and Venezuela, together with the effect of the hyperinflation adjustments (see Note 2) are shown in the column "Translation differences and hyperinflation adjustments".

The gross cost and accumulated depreciation of the rights of use at December 31, 2019 is as follows:

Balance at December 31, 2019
Millions of euros	Gross cost	Accumulated depreciation	Rights of use
Rights of use on land and natural properties	1,890	(376)	1,514
Rights of use on buildings	4,722	(929)	3,793
Rights of use on plant and machinery	1,822	(388)	1,434
Other rights of use	305	(107)	198
Total of rights of use	8,739	(1,800)	6,939

The detail of expenses related to leases included in Supplies and Other expenses (see Note 3.n) of the consolidated income statement for 2019 is as follows:

Millions of euros	2019
Short-term leases included in operating results as supplies	115
Short-term leases included in external services	108
Leases of low-value assets included in external services	13
Variable lease payments not included in the measurement of leases liabilities	2
Total expenses as external services (Note 26)	123
Total lease expenses	238